Income Taxes (Details) - Schedule of no provision for income taxes - EQRx, INC. [Member]	4 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Taxes (Details) - Schedule of no provision for income taxes [Line Items]
Profit before tax at federal statutory rate	21.00%	21.00%
State tax benefit, net of federal effects	3.40%	5.40%
Research and development credits	0.00%	0.20%
Change in fair value of convertible promissory notes	(9.60%)	0.00%
Change in valuation allowance	(14.80%)	(26.60%)
Effective income tax rate	0.00%	0.00%